Related party transactions and balances - Short-term loans (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Related Party Transaction [Line Items]
Short-term loans by related parties	$ 329,120	$ 0
Interest expense incurred on short-term loans by related parties	11,403	0	$ 0
Xia Wang
Related Party Transaction [Line Items]
Short-term loans by related parties	$ 104,852	0
Debt, Weighted Average Interest Rate	9.60%
Penglin Wang
Related Party Transaction [Line Items]
Short-term loans by related parties	$ 224,268	$ 0
Debt, Weighted Average Interest Rate	9.60%